Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000161835
Shareholder Report [Line Items]
Fund Name	Mid-Cap Index Fund
Class Name	Investor Class
Trading Symbol	TRMNX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Investor Class	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 180,403,000
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$180,403
Number of Portfolio Holdings	511

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	19.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.6%
Financials	17.8
Industrials & Business Services	17.6
Consumer Discretionary	12.1
Health Care	8.4
Materials	5.4
Communication Services	5.3
Real Estate	4.9
Energy	4.4
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apollo Global Management	1.4%
Marvell Technology	1.4
CRH	1.2
Palantir Technologies	1.2
Workday	1.1
Spotify Technology	1.1
Coinbase Global	1.0
Trade Desk	1.0
Snowflake	1.0
NU Holdings	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000161836
Shareholder Report [Line Items]
Fund Name	Mid-Cap Index Fund
Class Name	I Class
Trading Symbol	TRMSX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - I Class	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 180,403,000
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$180,403
Number of Portfolio Holdings	511

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	19.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.6%
Financials	17.8
Industrials & Business Services	17.6
Consumer Discretionary	12.1
Health Care	8.4
Materials	5.4
Communication Services	5.3
Real Estate	4.9
Energy	4.4
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apollo Global Management	1.4%
Marvell Technology	1.4
CRH	1.2
Palantir Technologies	1.2
Workday	1.1
Spotify Technology	1.1
Coinbase Global	1.0
Trade Desk	1.0
Snowflake	1.0
NU Holdings	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219328
Shareholder Report [Line Items]
Fund Name	Mid-Cap Index Fund
Class Name	Z Class
Trading Symbol	TRSZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 180,403,000
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$180,403
Number of Portfolio Holdings	511

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	19.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.6%
Financials	17.8
Industrials & Business Services	17.6
Consumer Discretionary	12.1
Health Care	8.4
Materials	5.4
Communication Services	5.3
Real Estate	4.9
Energy	4.4
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apollo Global Management	1.4%
Marvell Technology	1.4
CRH	1.2
Palantir Technologies	1.2
Workday	1.1
Spotify Technology	1.1
Coinbase Global	1.0
Trade Desk	1.0
Snowflake	1.0
NU Holdings	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless